Income Taxes	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Income Taxes

NOTE 9 - INCOME TAXES

A reconciliation of the expected income tax recovery computed by applying the statutory United States federal income tax rate of 34% to income (loss) before income taxes follows:

	For the nine months ended August 31, 2011	For the nine months ended August 31, 2010	September 21, 2007 (Date of Inception) to August 31, 2011

Income tax recovery at statutory rate	$2,780,340	$1,093,092	$4,300,843

Non- deductible stock-based compensation	(1,383,551)	(1,006,400)	(2,683,764)
Non-deductible loss on conversion of notes payable to investors to common stock	(176,144)	—	(176,144)
Non-deductible donated services	—	—	(6,256)
Non-deductible amortization of debt discount	(105,895)	(2,342)	(119,133)
Non-deductible write off of goodwill	(146,782)	—	(146,782)
Valuation allowance change	(967,968)	(84,350)	(1,168,764)

Provision for income taxes	$—	$—	$—

The components of the net deferred tax asset consist of:

	August 31, 2011	November 30, 2010

Net operating loss carry-forward	$1,168,763	$200,795

Valuation allowance	(1,168,763)	(200,795)

Net deferred income tax asset	$—	$—

Potential benefits of income taxes are not recognized in the accounts until realization is more likely than not. At August 31, 2011, the Company has a net operating loss carry-forward of $3,437,539 which expires $3,372 in 2027, $55,089 in 2028, $51,995 in 2029, $480,118 in 2030, and $2,846,965 in 2031. Pursuant to ASC 740, the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefit of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

Current United States income tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.